Document and Entity Information	Oct. 31, 2021
Prospectus:
Document Type	497
Document Period End Date	Jul. 29, 2022
Entity Registrant Name	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Entity Central Index Key	0000826644
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 29, 2022
Document Effective Date	Jul. 29, 2022
Prospectus Date	Feb. 28, 2022
Invesco Global Targeted Returns Fund | Class A
Prospectus:
Trading Symbol	GLTAX
Invesco Global Targeted Returns Fund | Class C
Prospectus:
Trading Symbol	GLTCX
Invesco Global Targeted Returns Fund | Class R
Prospectus:
Trading Symbol	GLTRX
Invesco Global Targeted Returns Fund | Class Y
Prospectus:
Trading Symbol	GLTYX
Invesco Global Targeted Returns Fund | Class R5
Prospectus:
Trading Symbol	GLTFX
Invesco Global Targeted Returns Fund | Class R6
Prospectus:
Trading Symbol	GLTSX